Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 4,713	$ 4,117	$ 9,299	$ 8,276
Web hosting fees	1,225	1,203	2,402	2,260
Third party service fees	2,150	1,425	4,273	2,598
Other	322	234	490	397
Cost of revenue	$ 8,410	$ 6,979	$ 16,464	$ 13,531